Income and other taxes - Income tax (expense) recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current tax (expense) recovery:
Current period before undernoted items	$ (80,062)	$ (74,169)
Adjustments to prior years including resolution for certain outstanding audits	63,132	43
Current tax recovery (expense)	(16,930)	(74,126)
Deferred tax recovery (expense):
Origination and reversal of temporary differences	(39,821)	52,396
Adjustments to prior years including resolution for certain outstanding audits	(5,679)	(383)
Changes in tax rates	1,997	34
Impact of foreign exchange and other	1,988	(7,762)
Deferred tax recovery (expense)	(41,515)	44,285
Total income tax expense	$ (58,445)	$ (29,841)